Provision for Risks (Tables)	12 Months Ended
Dec. 31, 2023
Provision for Risks [Abstract]
Schedule of Provision Activity	The provision activity for the years ended December 31, 2023, and 2022, is as follows:
At January 1, 2021	673
Provisions acquired in business combination (note 5)	22,651
Provision recorded during the period	9,262
Provision paid during the period	-
At December 31, 2021	32,586
Reversal of provision	(5,307)
Provision recorded during the period	3,753
Provision paid during the period	-
At December 31, 2022	31,032
Reversal of provision	(3,292)
Provision recorded during the period	1,777
Additions by acquisition	1,184
Additions by merger	119
At December 31, 2023	30,820

Schedule of Number of Claims, Assessments and Legal Proceedings	The Group is party to a number of claims, assessments and legal proceedings in the normal course of business. At December 31, 2023, and 2022, the total of such contingent obligations, for which the likelihood of loss was determined as possible by management and for which no provision has been recorded, is as follows:
	2023	2022
Civil	727	92
Tax	4,934	4,758
Total	5,661	4,850